SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	$ 15,918,759
Charge for the year	3,003,244	$ (182,659)	$ 179,849
Intangible assets, Ending balance		15,918,759
Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	15,897,103
Intangible assets, Ending balance		15,897,103
Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	21,656
Intangible assets, Ending balance		21,656
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	25,998,148
Disposal of subsidiaries	(25,998,148)
Intangible assets, Ending balance		25,998,148
Gross carrying amount [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	25,939,922
Disposal of subsidiaries	(25,939,922)
Intangible assets, Ending balance		25,939,922
Gross carrying amount [member] | Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	58,226
Disposal of subsidiaries	(58,226)
Intangible assets, Ending balance		58,226
Accumulated amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	6,435,967	5,481,209
Charge for the year	(385,326)	(954,598)
Exchange difference		(160)
Disposal of subsidiaries	6,821,293
Intangible assets, Ending balance		6,435,967	5,481,209
Accumulated amortisation [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	6,399,397	5,451,285
Charge for the year	(381,029)	(948,112)
Exchange difference
Disposal of subsidiaries	6,780,426
Intangible assets, Ending balance		6,399,397	5,451,285
Accumulated amortisation [member] | Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	36,570	29,924
Charge for the year	(4,297)	(6,486)
Exchange difference		(160)
Disposal of subsidiaries	40,867
Intangible assets, Ending balance		36,570	29,924
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	(3,643,422)
Charge for the year	(4,022,938)	(3,643,422)
Disposal of subsidiaries	7,666,360
Intangible assets, Ending balance		(3,643,422)
Accumulated impairment [member] | Timber concession and cutting rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	(3,643,422)
Charge for the year	(4,022,938)	(3,643,422)
Disposal of subsidiaries	7,666,360
Intangible assets, Ending balance		(3,643,422)
Accumulated impairment [member] | Other intangible asset [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance
Charge for the year
Disposal of subsidiaries
Intangible assets, Ending balance